Note 10 - Subordinated Notes Payable	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
10.	Subordinated notes payable:

(thousands of Canadian dollars)
	2021	2020

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 20), effective interest rate of 10.41%, maturing March 2029.	$4,898	$4,889

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of USD $75.0 million, effective interest rate of 5.38%, maturing May 2031.	90,374	-

	$95,272	$4,889

On April 30, 2021 the Bank completed a private placement with U.S. institutional investors of non-viability contingent capital (“NVCC”) compliant fixed to floating rate subordinated notes payable (“the Notes”) in the principal amount of USD $75.0 million, equivalent to CAD $92.1 million as at April 30, 2021. Interest will be paid on the Notes semi-annually in arrears on May 1 and November 1 of each year, commencing November 1, 2021, at a fixed rate of 5.00% per year, until May 1, 2026. Thereafter, if not redeemed by the Bank, the Notes will have a floating interest rate payable at the 3-month Bankers’ Acceptance Rate plus 361 basis points, payable quarterly in arrears, on February 1, May 1, August 1 and November 1 of each year, commencing August 1, 2026, until the maturity date. The Notes will mature on May 1, 2031 unless earlier repurchased or redeemed in accordance with their terms. On or after May 1, 2026, the Bank may, at its option, with the prior approval of the Superintendent of Financial Institutions (Canada), redeem the Notes, in whole at any time or in part from time to time on not less than 30 nor more than 60 days’ prior notice, at a redemption price which is equal to par, plus accrued and unpaid interest. Issue costs associated with the Notes were approximately CAD $2.6 million. Proceeds of the Notes are held in US dollar denominated cash.